Label	Element	Value
MassMutual RetireSMART by JPMorgan In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL FUNDS
MassMutual RetireSMART SM by JPMorgan In Retirement Fund
MassMutual RetireSMART SM by JPMorgan 2020 Fund
MassMutual RetireSMART SM by JPMorgan 2025 Fund
MassMutual RetireSMART SM by JPMorgan 2030 Fund
MassMutual RetireSMART SM by JPMorgan 2035 Fund
MassMutual RetireSMART SM by JPMorgan 2040 Fund
MassMutual RetireSMART SM by JPMorgan 2045 Fund
MassMutual RetireSMART SM by JPMorgan 2050 Fund
MassMutual RetireSMART SM by JPMorgan 2055 Fund
MassMutual RetireSMART SM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated June 24, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMART SM by JPMorgan In Retirement Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following information replaces similar information for the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance as it appears in the supplement to the Prospectus dated March 18, 2022:
The table below shows the Fund’s approximate allocation, as of June 23, 2022, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may in its absolute discretion modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Equity Asset Fund	9.80%
MassMutual Core Bond Fund	18.97%
MassMutual Total Return Bond Fund	6.39%
MassMutual Strategic Bond Fund	6.39%
MassMutual Inflation-Protected and Income Fund	7.50%
MassMutual High Yield Fund	6.73%
JPMorgan U.S. Government Money Market Fund	6.50%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts
(including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following information supplements the information for each of the Funds found under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on pages 42, 52, 63, 74, 85, 96, 107, 118, 129, and 140 of the Prospectus, respectively:
China Investment Risk Investments in Chinese companies involve certain risks and considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockages, the risk that the Chinese government may decide not to continue to support economic reform programs, and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to emerging market countries.
Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Stock Connect Risk The Fund may invest in China A Shares through Stock Connect, which is subject to sudden changes in quota limitations, application of trading suspensions, price fluctuations during times when Stock Connect is not trading, operational risk, clearing and settlement risk, and regulatory and taxation risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE